Equity Investments (Details) $ in Thousands		3 Months Ended		9 Months Ended
	Jun. 17, 2017 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jun. 17, 2021 USD ($) item
Equity Investment
Payments for equity investments				$ 1,142	$ 363
Common stock		$ 433		433		$ 426
Income (loss) in equity investments		$ (150)	$ (205)	$ (730)	$ (36)
Element 1 Corp.
Equity Investment
Percentage of ownership interest (as a percent)	10.00%	10.00%		10.00%
Payments for equity investments	$ 4,000
Common stock	$ 5,300
Number of common shares | shares	581,795
Warrants to purchase common shares | shares	286,582
Total investment	$ 9,200	$ 9,300		$ 9,300
Percentage of voting right	20.00%
Equity Investment		$ 9,800		$ 9,800
Number of board seats currently held | item							1
Total number of board seats | item							5
e1 Marine LLC
Equity Investment
Percentage of ownership interest (as a percent)	33.33%	33.33%		33.33%
Equity Investment		$ 1,400		$ 1,400
Element 1 Corp And Maritime Partners LLC
Equity Investment
Equity Investment							$ 11,200